Additional Information: Condensed Financial Statements of the Company - Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company (Details) - Parent [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company [Line Items]
Operating expenses	$ (1,754)	$ (1,910)	$ (3,919)
Loss before income tax	(1,422)	(2,002)	(3,284)
Income from subsidiaries	7,723	6,560	6,095
Net income	$ 6,301	$ 4,558	$ 2,811